Commitments and Pledges - Schedule of Remaining Instalments for the Newbuilds Vessels (Details) - EUR (€) € in Millions	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Commitments and pledges
Contract amount	€ 2,154
Commitment amount	462	€ 1,395	€ 1,385
Euro
Commitments and pledges
Contract amount	519
Commitment amount	40	105	174
USD
Commitments and pledges
Contract amount	1,839
Commitment amount	496	1,342	1,340
P-Class
Commitments and pledges
Contract amount	573
Commitment amount	0	185	421
P-Class | Euro
Commitments and pledges
Contract amount	220
Commitment amount	0	0	69
P-Class | USD
Commitments and pledges
Contract amount	390
Commitment amount	0	193	390
M-Class
Commitments and pledges
Contract amount	600
Commitment amount	0	409	474
M-Class | Euro
Commitments and pledges
Contract amount	0
Commitment amount	0	0	0
M-Class | USD
Commitments and pledges
Contract amount	655
Commitment amount	0	425	524
A-Class
Commitments and pledges
Contract amount	981
Commitment amount	462	801	490
A-Class | Euro
Commitments and pledges
Contract amount	299
Commitment amount	40	105	105
A-Class | USD
Commitments and pledges
Contract amount	794
Commitment amount	€ 496	€ 724	€ 426